Shareholders' Equity (Deficit) (Details) kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands							12 Months Ended
	Dec. 18, 2020 kr / shares shares	Nov. 23, 2020 kr / shares shares	Jul. 08, 2020 USD ($) item shares	Jul. 08, 2020 NOK (kr) item kr / shares shares	May 22, 2020 USD ($) shares	May 22, 2020 NOK (kr) kr / shares shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2021 USD ($) Vote shares	Mar. 31, 2021 NOK (kr) Vote kr / shares shares	Dec. 31, 2020 NOK (kr) kr / shares shares	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2019 NOK (kr) Vote kr / shares shares	Dec. 05, 2019 $ / shares	Nov. 29, 2019 $ / shares
Class of Stock [Line Items]
Share price (in NOK per share) | $ / shares											$ 9.42		$ 9.38	$ 9.37
FREYR AS
Class of Stock [Line Items]
Ordinary share capital							$ 238	$ 238	kr 2,092	kr 2,092	$ 143	kr 1,187
Ordinary stock, shares issued							209,196,827	209,196,827	209,196,827	209,196,827	118,700,000	118,700,000
Ordinary shares, par value | kr / shares	kr 0.01								kr 0.01	kr 0.01		kr 0.01
Additional paid in capital							$ 14,945	$ 19,562	kr 181,055	kr 141,380	$ 192	kr 1,690
Ordinary shares, vote per share | Vote								1	1		1	1
Share price (in NOK per share) | kr / shares		kr 4.30
Issuance costs			$ 794	kr 7,518
Consideration from issuance of shares to the municipality of Rana | $							996
Proceeds received from issuance of common stock in private placement			$ 11,348	kr 107,472			$ 12,351
Number of lenders exchanged convertible debt for ordinary shares | item			11	11
Shares issued upon conversion of convertible debt			9,973,253	9,973,253
Shares issued to a third-party investor	2,208,865	2,208,865
FREYR AS | Rana Agreement
Class of Stock [Line Items]
Ordinary shares, par value | kr / shares				kr 0.01		kr 0.01
Shares issued to the municipality of Rana (in shares)					5,239,777	5,239,777
Investment exchanged in regard of issuance to shares to municipality of Rana					$ 1,000	kr 10,000
Share price (in NOK per share) | kr / shares						kr 1.91
Issuance costs					$ 5	kr 53
Additional shares issuable to the municipality of Rana (in shares)			1,426,890	1,426,890
Consideration from issuance of shares to the municipality of Rana			$ 2	kr 14
Ordinary shares issued in a private placement			71,648,042	71,648,042